UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JULY 31, 2014

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.5%
Hyundai Mobis	2,410	$716,769	(a)

Automobiles - 3.5%
Fuji Heavy Industries Ltd.	26,600	757,349	(a)
Isuzu Motors Ltd.	82,000	570,997	(a)
Mazda Motor Corp.	28,800	690,998	(a)
Tata Motors Ltd., ADR	22,050	867,006
Toyota Motor Corp.	32,500	1,922,649	(a)

Total Automobiles		4,808,999

Hotels, Restaurants & Leisure - 1.0%
Bally Technologies Inc.	6,663	400,913	*
Brinker International Inc.	22,000	986,480

Total Hotels, Restaurants & Leisure		1,387,393

Household Durables - 1.2%
Bellway PLC	35,000	887,404	(a)
Persimmon PLC	33,500	702,964	*(a)

Total Household Durables		1,590,368

Media - 4.3%
Comcast Corp., Class A Shares	23,200	1,246,536
ITV PLC	459,966	1,613,613	(a)
Naspers Ltd.	7,974	979,364	(a)
Rightmove PLC	15,925	610,179	(a)
Time Warner Cable Inc.	9,800	1,421,980

Total Media		5,871,672

Multiline Retail - 1.7%
Macy’s Inc.	19,800	1,144,242
Next PLC	9,968	1,136,268	(a)

Total Multiline Retail		2,280,510

Specialty Retail - 2.2%
Home Depot Inc.	11,300	913,605
Lowe’s Cos. Inc.	22,200	1,062,270
TJX Cos. Inc.	19,400	1,033,826

Total Specialty Retail		3,009,701

TOTAL CONSUMER DISCRETIONARY		19,665,412

CONSUMER STAPLES - 9.6%
Beverages - 1.0%
PepsiCo Inc.	14,900	1,312,690

Food & Staples Retailing - 3.9%
CVS Caremark Corp.	22,000	1,679,920
Koninklijke Ahold NV	53,412	930,920	(a)
Kroger Co.	29,800	1,459,604
Wal-Mart Stores Inc.	16,800	1,236,144

Total Food & Staples Retailing		5,306,588

Food Products - 1.8%
Archer-Daniels-Midland Co.	21,980	1,019,872
Glanbia PLC	27,500	423,829	(a)
Tyson Foods Inc., Class A Shares	28,600	1,064,206

Total Food Products		2,507,907

Household Products - 1.9%
Kimberly-Clark Corp.	8,000	830,960
Procter & Gamble Co.	11,630	899,232
Reckitt Benckiser Group PLC	10,713	945,378	(a)

Total Household Products		2,675,570

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Tobacco - 1.0%
Altria Group Inc.	32,600	$1,323,560

TOTAL CONSUMER STAPLES		13,126,315

ENERGY - 7.9%
Energy Equipment & Services - 0.7%
Patterson-UTI Energy Inc.	27,400	941,190

Oil, Gas & Consumable Fuels - 7.2%
China Petroleum & Chemical Corp., Class H Shares	956,000	945,943	(a)
Encana Corp.	43,800	943,205
Enerplus Corp.	32,400	740,801
Exxon Mobil Corp.	10,690	1,057,669
Gazprom OAO, ADR	76,199	559,363	(a)
Marathon Petroleum Corp.	9,400	784,712
Neste Oil OYJ	42,508	781,894	(a)
PetroChina Co., Ltd.	596,000	780,307	(a)
Phillips 66	15,130	1,227,194
Rosneft Oil Co., GDR	123,772	762,903	(a)
Valero Energy Corp.	25,800	1,310,640

Total Oil, Gas & Consumable Fuels		9,894,631

TOTAL ENERGY		10,835,821

FINANCIALS - 17.3%
Banks - 9.5%
Bank of America Corp.	81,800	1,247,450
Bank of China Ltd., Class H Shares	2,087,000	995,483	(a)
China Construction Bank Corp., Class H Shares	505,000	389,733	(a)
China Merchants Bank Co., Ltd., Class H Shares	350,600	713,674	(a)
Credit Agricole SA	106,706	1,445,245	(a)
Fifth Third Bancorp	54,300	1,112,064
Industrial & Commercial Bank of China Ltd., Class H Shares	1,271,000	872,712	(a)
JPMorgan Chase & Co.	28,900	1,666,663
Mizuho Financial Group Inc.	645,500	1,256,896	(a)
Nordea Bank AB	63,685	852,830	(a)
Oversea-Chinese Banking Corp. Ltd.	103,000	820,654	(a)
Sumitomo Mitsui Financial Group Inc.	23,600	966,154	(a)
SunTrust Banks Inc.	18,400	700,120

Total Banks		13,039,678

Insurance - 7.2%
Allianz AG, Registered Shares	7,524	1,257,630	(a)
Allied World Assurance Co. Holdings AG	8,700	313,287
Allstate Corp.	27,300	1,595,685
American Financial Group Inc.	8,800	492,712
Assurant Inc.	8,300	525,888
AXA SA	48,324	1,106,675	(a)
Hannover Rueck SE	8,609	735,905	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	8,415	1,790,172	(a)
PartnerRe Ltd.	8,300	866,188
Swiss Re AG	13,078	1,111,714	*(a)

Total Insurance		9,795,856

Real Estate Management & Development - 0.6%
China Overseas Land & Investment Ltd.	168,000	511,435	(a)
China Resources Land Ltd.	162,000	377,903	(a)

Total Real Estate Management & Development		889,338

TOTAL FINANCIALS		23,724,872

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
HEALTH CARE - 12.6%
Biotechnology - 1.9%
Amgen Inc.	6,500	$828,035
Celgene Corp.	7,320	637,938	*
United Therapeutics Corp.	11,800	1,073,092	*

Total Biotechnology		2,539,065

Health Care Equipment & Supplies - 0.6%
Medtronic Inc.	14,300	882,882

Health Care Providers & Services - 1.5%
Cardinal Health Inc.	9,600	687,840
McKesson Corp.	7,400	1,419,764

Total Health Care Providers & Services		2,107,604

Pharmaceuticals - 8.6%
AbbVie Inc.	19,300	1,010,162
Bayer AG, Registered Shares	4,191	555,038	(a)
Jazz Pharmaceuticals PLC	3,660	511,412	*
Merck & Co. Inc.	14,600	828,404
Merck KGaA	10,880	966,819	(a)
Novo Nordisk A/S, Class B Shares	36,645	1,691,183	(a)
Pfizer Inc.	39,200	1,125,040
Questcor Pharmaceuticals Inc.	13,500	1,214,595
Roche Holding AG	7,903	2,296,006	(a)
Shire PLC	18,210	1,501,191	(a)

Total Pharmaceuticals		11,699,850

TOTAL HEALTH CARE		17,229,401

INDUSTRIALS - 12.6%
Aerospace & Defense - 5.3%
Alliant Techsystems Inc.	4,700	610,671
Boeing Co.	13,900	1,674,672
Lockheed Martin Corp.	11,300	1,886,761
Northrop Grumman Corp.	11,200	1,380,624
Raytheon Co.	18,500	1,679,245

Total Aerospace & Defense		7,231,973

Airlines - 0.9%
Alaska Air Group Inc.	27,400	1,204,778

Construction & Engineering - 0.3%
Vinci SA	5,651	388,843	(a)

Electrical Equipment - 1.2%
Emerson Electric Co.	7,800	496,470
Mitsubishi Electric Corp.	84,000	1,109,149	(a)

Total Electrical Equipment		1,605,619

Industrial Conglomerates - 0.7%
Siemens AG, Registered Shares	7,500	927,850	(a)

Machinery - 0.8%
Duerr AG	14,120	1,082,246	(a)

Marine - 0.6%
AP Moller - Maersk A/S	395	917,516	(a)

Road & Rail - 2.3%
Canadian National Railway Co.	16,700	1,116,397
Central Japan Railway Co.	7,300	1,039,219	(a)
East Japan Railway Co.	13,100	1,053,041	(a)

Total Road & Rail		3,208,657

Trading Companies & Distributors - 0.5%
Itochu Corp.	55,300	707,657	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.5% (continued)
Veritiv Corp.	297	$11,856	*

Total Trading Companies & Distributors		719,513

TOTAL INDUSTRIALS		17,286,995

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 3.1%
Brocade Communications Systems Inc.	110,500	1,017,705
Cisco Systems Inc.	43,600	1,100,028
Juniper Networks Inc.	39,700	934,538	*
QUALCOMM Inc.	16,260	1,198,362

Total Communications Equipment		4,250,633

Internet Software & Services - 0.7%
Facebook Inc., Class A Shares	14,100	1,024,365	*

IT Services - 1.9%
Computer Sciences Corp.	11,000	686,290
MasterCard Inc., Class A Shares	14,000	1,038,100
Visa Inc., Class A Shares	3,900	822,939

Total IT Services		2,547,329

Semiconductors & Semiconductor Equipment - 1.8%
Samsung Electronics Co., Ltd.	922	1,201,323	(a)
Texas Instruments Inc.	27,020	1,249,675

Total Semiconductors & Semiconductor Equipment		2,450,998

Software - 1.9%
Aspen Technology Inc.	25,760	1,119,015	*
Oracle Corp.	24,700	997,633
Symantec Corp.	19,000	449,540

Total Software		2,566,188

Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc.	38,500	3,679,445
SanDisk Corp.	10,200	935,442

Total Technology Hardware, Storage & Peripherals		4,614,887

TOTAL INFORMATION TECHNOLOGY		17,454,400

MATERIALS - 7.1%
Chemicals - 3.6%
Asahi Kasei Corp.	112,000	885,926	(a)
Dow Chemical Co.	15,700	801,799
LyondellBasell Industries NV, Class A Shares	17,650	1,875,312
Nissan Chemical Industries Ltd.	34,500	632,846	(a)
PPG Industries Inc.	3,400	674,424

Total Chemicals		4,870,307

Containers & Packaging - 1.4%
Avery Dennison Corp.	16,560	781,798
Packaging Corp. of America	17,700	1,171,032

Total Containers & Packaging		1,952,830

Metals & Mining - 0.6%
Rio Tinto PLC	15,300	874,540	(a)

Paper & Forest Products - 1.5%
International Paper Co.	15,540	738,150
Mondi PLC	70,919	1,241,436	(a)

Total Paper & Forest Products		1,979,586

TOTAL MATERIALS		9,677,263

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
BT Group PLC	203,544	1,327,339	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY			SHARES	VALUE
Diversified Telecommunication Services - 2.8% (continued)
Nippon Telegraph & Telephone Corp.			16,500	$1,096,919	(a)
Verizon Communications Inc.			27,600	1,391,592

Total Diversified Telecommunication Services				3,815,850

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, Series L Shares, ADR			31,100	733,027

TOTAL TELECOMMUNICATION SERVICES				4,548,877

UTILITIES - 1.8%
Electric Utilities - 0.7%
Entergy Corp.			13,400	975,922

Multi-Utilities - 1.1%
GDF Suez			58,094	1,488,360	(a)

TOTAL UTILITIES				2,464,282

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $102,807,872)				136,013,638

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $495,353; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $505,260)	0.050%	8/1/14	$495,353	495,353
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $180,648; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value - $186,067)	0.090%	8/1/14	180,647	180,647

TOTAL SHORT-TERM INVESTMENTS (Cost - $676,000)				676,000

TOTAL INVESTMENTS - 99.9% (Cost - $103,483,872#)				136,689,638
Other Assets in Excess of Liabilities - 0.1%				158,328

TOTAL NET ASSETS - 100.0%				$136,847,966

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

Summary of Investments by Country **

United States	56.1%
Japan	9.3
United Kingdom	6.8
Germany	5.4
China	4.1
France	3.2
Switzerland	2.5
Canada	2.1
Denmark	1.9
Ireland	1.4
South Korea	1.4
Russia	1.0
South Africa	0.7
Netherlands	0.7
India	0.6
Sweden	0.6
Singapore	0.6
Finland	0.6
Mexico	0.5
Short-Term Investments	0.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of July 31, 2014 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Global Equity Fund (formerly Legg Mason Batterymarch Global Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks:†
Consumer discretionary	$9,076,858	$10,588,554	—	$19,665,412
Consumer staples	10,826,188	2,300,127	—	13,126,315
Energy	7,005,411	3,830,410	—	10,835,821
Financials	8,520,057	15,204,815	—	23,724,872
Health care	10,219,164	7,010,237	—	17,229,401
Industrials	10,061,474	7,225,521	—	17,286,995
Information technology	16,253,077	1,201,323	—	17,454,400
Materials	6,042,515	3,634,748	—	9,677,263
Telecommunication services	2,124,619	2,424,258	—	4,548,877
Utilities	975,922	1,488,360	—	2,464,282

Total long-term investments	$81,105,285	$54,908,353	—	$136,013,638

Short-term investments†	—	676,000	—	676,000

Total investments	$81,105,285	$55,584,353	—	$136,689,638

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2014, securities valued at $54,908,353 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$34,640,116
Gross unrealized depreciation	(1,434,350)

Net unrealized appreciation	$33,205,766

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2014